37. Defined benefit pension plans and other post-employment benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
PBS [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	R$ 5
Interest on actuarial liabilities	(1,394)
Expected return on assets	4,326
PBS Assisted [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	(391)
Expected return on assets	1,128
Management Agreement [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	(22)
Expected return on assets	36
PAMEC/Asset Policy [Member]
Disclosure of defined benefit plans [line items]
Interest on actuarial liabilities	81
AES Telecom [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	93
Interest on actuarial liabilities	100
Expected return on assets	763
Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	108
Interest on actuarial liabilities	283
Expenditure Planned For 2020 [Member] | PBS [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	15
Interest on actuarial liabilities	2,650
Expected return on assets	(2,893)
Interest on the effect of the (asset)/ liability limit	243
Total net expense (income) to be recognized	15
Expenditure Planned For 2020 [Member] | PBS Assisted [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial liabilities	658
Expected return on assets	(888)
Interest on the effect of the (asset)/ liability limit	230
Total net expense (income) to be recognized
Expenditure Planned For 2020 [Member] | Management Agreement [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial liabilities	10
Expected return on assets	(29)
Interest on the effect of the (asset)/ liability limit	19
Total net expense (income) to be recognized
Expenditure Planned For 2020 [Member] | PAMEC/Asset Policy [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)
Interest on actuarial liabilities	72
Expected return on assets
Interest on the effect of the (asset)/ liability limit
Total net expense (income) to be recognized	72
Expenditure Planned For 2020 [Member] | AES Telecom [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	125
Interest on actuarial liabilities	774
Expected return on assets	(627)
Interest on the effect of the (asset)/ liability limit
Total net expense (income) to be recognized	272
Expenditure Planned For 2020 [Member] | Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Current service cost (with interest)	150
Interest on actuarial liabilities	179
Expected return on assets
Total net expense (income) to be recognized	R$ 329